Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 2,137	$ 138,939	$ 1,101	$ (112,093)	$ 30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555
Changes during the three months period ended March 31, 2025:
Restricted stock units vested	$ 3	(3)
Restricted stock units vested (in Shares)	34,295
Issuance of shares for cash consideration	$ 20	504			524
Issuance of shares for cash consideration (in Shares)	178,931
Share based compensation		383			383
Net loss				(4,140)	(4,140)
Balance at Mar. 31, 2024	$ 2,160	139,823	1,101	(116,233)	26,851
Balance (in Shares) at Mar. 31, 2024	18,811,781
Balance at Dec. 31, 2023	$ 2,137	138,939	1,101	(112,093)	30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555
Changes during the three months period ended March 31, 2025:
Net loss					(7,236)
Balance at Jun. 30, 2024	$ 2,385	144,405	1,101	(119,329)	28,562
Balance (in Shares) at Jun. 30, 2024	20,883,312
Balance at Mar. 31, 2024	$ 2,160	139,823	1,101	(116,233)	26,851
Balance (in Shares) at Mar. 31, 2024	18,811,781
Changes during the three months period ended March 31, 2025:
Restricted stock units vested	$ 1	(1)
Restricted stock units vested (in Shares)	9,755
Issuance of shares for cash consideration	$ 224	4,195			4,419
Issuance of shares for cash consideration (in Shares)	2,061,776
Share based compensation		388			388
Net loss				(3,096)	(3,096)
Balance at Jun. 30, 2024	$ 2,385	144,405	1,101	(119,329)	28,562
Balance (in Shares) at Jun. 30, 2024	20,883,312
Balance at Dec. 31, 2024	$ 2,685	146,910	1,101	(127,107)	$ 23,589
Balance (in Shares) at Dec. 31, 2024	23,650,989				23,650,989
Changes during the three months period ended March 31, 2025:
Restricted stock units vested	$ 4	(4)
Restricted stock units vested (in Shares)	34,290
Issuance of shares for cash consideration	$ 18	179			197
Issuance of shares for cash consideration (in Shares)	164,656
Share based compensation		293			293
Net loss				(3,452)	(3,452)
Balance at Mar. 31, 2025	$ 2,707	147,378	1,101	(130,559)	20,627
Balance (in Shares) at Mar. 31, 2025	23,849,935
Balance at Dec. 31, 2024	$ 2,685	146,910	1,101	(127,107)	$ 23,589
Balance (in Shares) at Dec. 31, 2024	23,650,989				23,650,989
Changes during the three months period ended March 31, 2025:
Net loss					$ (5,320)
Balance at Jun. 30, 2025	$ 2,708	147,672	1,101	(132,427)	$ 19,054
Balance (in Shares) at Jun. 30, 2025	23,858,301				23,858,301
Balance at Mar. 31, 2025	$ 2,707	147,378	1,101	(130,559)	$ 20,627
Balance (in Shares) at Mar. 31, 2025	23,849,935
Changes during the three months period ended March 31, 2025:
Restricted stock units vested	$ 1	(1)
Restricted stock units vested (in Shares)	8,366
Share based compensation		295			295
Net loss				(1,868)	(1,868)
Balance at Jun. 30, 2025	$ 2,708	$ 147,672	$ 1,101	$ (132,427)	$ 19,054
Balance (in Shares) at Jun. 30, 2025	23,858,301				23,858,301